Mesirow Financial Small Cap Value Fund
Mesirow Financial Small Cap Value Fund
Investment Objective
The Mesirow Financial Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small cap value market.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Mesirow Financial Small Cap Value Fund	Institutional Shares	Investor Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mesirow Financial Small Cap Value Fund		Institutional Shares	Investor Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.65%	0.65%
Total Annual Fund Operating Expenses		1.40%	1.65%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.42%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.98%	1.23%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mesirow Financial Investment Management, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.98% of the average daily net assets of the Fund's Institutional Shares and Investor Shares until January 31, 2020 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Mesirow Financial Small Cap Value Fund - USD ($)	One Year	Three Years
Institutional Shares	100	402
Investor Shares	125	479

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced investment operations of as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small-capitalization companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Index at the time of purchase, and exchange-traded funds (“ETFs”) that aim to replicate or produce returns that generally correspond to small-capitalization indexes. The market capitalization range of the Russell 2000 Index was approximately $11 million to $7.746 billion as of September 30, 2018, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in ETFs.

The Adviser employs a relative value philosophy to identify companies that the Adviser believes have attractive valuations and a high probability for accelerated earnings and cash flow growth compared to their peers. The Adviser evaluates broad themes and market developments that it believes can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The Adviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The Adviser continuously monitors and evaluates investments held by the Fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The Adviser attempts to mitigate excess risk through ownership of what it considers a well-diversified portfolio with broad representation across market industries and sectors. From time to time, the Fund may focus its investments in a particular sector or sectors of the economy. The Adviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The Adviser generally will not sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Investment Style Risk — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 833-MESIROW (833-637-4769) or on the Internet at www.mesirowfinancial.com.